UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2002
                                                 -----------------

Check here if Amendment [  ];       Amendment Number
                                                     ------------------

This Amendment (Check only one):          [  ]     is a restatement,
                                          [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CJ Capital Management, LLC
          ----------------------------------------------------------------------
Address:  230 S. Bemiston, Suite 1400
          ----------------------------------------------------------------------
          St. Louis, Missouri 63105
          ----------------------------------------------------------------------


Form 13F File Number:       28-10055
                            --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper
                  --------------------------------------------------------------

         Title:   President
                  --------------------------------------------------------------

         Phone:   (314) 863-0755
                  --------------------------------------------------------------

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper           St. Louis, Missouri      08/05/02
         ----------------------------   -------------------    -----------------
         [Signature]                    [City, State]            [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                      -0-

         Form 13F Information Table Entry Total:                  88
                                                              -------

         Form 13F Information Table Value Total:              $83,974
                                                              =======

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.


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

                           FORM 13F INFORMATION TABLE

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Column 1           Column 2     Column 3        Column 4           Column 5        Column 6    Column 7          Column 8
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Names of           Title of                      Value       Shrs or  Sh/   Pct/  Investment    Other       Sole   Shared   None
Issuer              Class         CUSIP         [X$1000]     Prn Amt  Prn   Call  Discretion   Managers
----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs        Common       002824100         241         6,400     Sh            Sole                  6,400
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Alcoa Inc          Common       013817101         210         6,320     Sh            Sole                  6,320
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Alloy Inc          Common       019855105         436        30,200     Sh            Sole                 30,200
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American
Express Co         Common       025816109       1,776        48,889     Sh            Sole                 48,889
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American Intl.
Group Inc          Common       026874107         997        14,680     Sh            Sole                 14,680
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American Std
Cos Inc            Common       029712106         244         3,250     Sh            Sole                  3,250
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Amgen Inc          Common       031162100         590        14,680     Sh            Sole                 14,680
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Analog Devices
Inc                Common       032654105         625        21,050     Sh            Sole                 21,050
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Anheuser Busch
Cos Inc            Common       035229103      14,910       298,204     Sh            Sole                298,204
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Applied Matls
Inc                Common       038222105         878        46,150     Sh            Sole                 46,150
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Automatic Data
Processing Inc     Common       053015103         842        19,330     Sh            Sole                 19,330
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Axeda Systems
Inc                Common       054959101         567       296,886     Sh            Sole                296,886
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Bank of America
Corporation        Common       060505104         728        10,352     Sh            Sole                 10,352
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Berkshire
Hathaway Inc
Del                CLB          084670207         923           413     Sh            Sole                    413
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Boeing Co          Common       097023105         747        16,597     Sh            Sole                 16,597
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BP PLC             Sponsored
                   ADR          055622104         787        15,582     Sh            Sole                 15,582
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Bristol Myers
Squibb Co          Common       110122108         452        17,589     Sh            Sole                 17,589
----------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco
Corp               Common       166764100         350         3,950     Sh            Sole                  3,950
----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc      Common       17275R102       2,462       176,480     Sh            Sole                176,480
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Citigroup Inc      Common       172967101         604        15,587     Sh            Sole                 15,587
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Clorox Co Del      Common       189054109         248         6,000     Sh            Sole                  6,000
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Coca Cola Co       Common       191216100         462         8,250     Sh            Sole                  8,250
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Colgate
Palmolive Co       Common       194162103         275         5,500     Sh            Sole                  5,500
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Conoco Inc         Common       208251504         260         9,350     Sh            Sole                  9,350
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Corning Inc        Common       219350105         133        37,390     Sh            Sole                 37,390
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Danaher Corp
Del                Common       235851102         647         9,745     Sh            Sole                  9,745
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E M C Corp Mass    Common       268648102          91        12,110     Sh            Sole                 12,110
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Emerson Elec Co    Common       291011104       1,143        21,358     Sh            Sole                 21,358
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Exxon Mobil
Corp               Common       30231G102       3,107        75,932     Sh            Sole                 75,932
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Federal Natl
Mtg Assn           Common       313586109         457         6,200     Sh            Sole                  6,200
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FedEx Corp         Common       31428X106         545        10,200     Sh            Sole                 10,200
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Federal Home
Ln Mtg Corp        Common       313400301       1,672        27,321     Sh            Sole                 27,321
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FleetBoston
Finl Corp          Common       339030108         226         7,000     Sh            Sole                  7,000
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Gannett Co         Common       364730101         516         6,800     Sh            Sole                  6,800
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Genentech Inc      Common       368710406         211         6,300     Sh            Sole                  6,300
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General
Dynamics Corp      Common       369550108         436         4,100     Sh            Sole                  4,100
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General Elec Co    Common       369604103       2,421        83,338     Sh            Sole                 83,338
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Gillette Co        Common       375766102         774        22,840     Sh            Sole                 22,840
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Glaxosmithkline
PLC                Common       37733W105         306         7,100     Sh            Sole                  7,100
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Guidant Corp       Common       401698105         284         9,400     Sh            Sole                  9,400
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Hewlett Packard
Co                 Common       428236103         178        11,662     Sh            Sole                 11,662
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Home Depot Inc     Common       437076102       2,022        55,050     Sh            Sole                 55,050
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Honeywell Intl
Inc                Common       438516106         712        20,200     Sh            Sole                 20,200
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Hugoton RTY        Unit Ben
TR TEX             Int          444717102         371        35,000     Sh            Sole                 35,000
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Intel Corp         Common       458140100       1,460        79,895     Sh            Sole                 79,895
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International
Business Machs     Common       459200101         492         6,835     Sh            Sole                  6,835
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Intuit             Common       461202103         497        10,000     Sh            Sole                 10,000
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                   Russell
I Shares           2000         464287655       1,641        18,100     Sh            Sole                 18,100
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Johnson &
Johnson            Common       478160104       2,642        50,560     Sh            Sole                 50,560
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JP Morgan
Chase & Co         Common       46625H100         677        19,949     Sh            Sole                 19,949
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L-3 Comm. Hdgs.    Common       502424104         243         4,500     Sh            Sole                             4,500
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Liberty Media
Corp               Common       530718105         160        16,000     Sh            Sole                 16,000
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Lilly Eli & Co     Common       532457108         792        14,050     Sh            Sole                 14,050
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Marsh & McLennan
Cos Inc            Common       571748102         386         4,000     Sh            Sole                  4,000
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McDonald's Corp    Common       580135101       1,188        41,763     Sh            Sole                 41,763
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McGraw-Hill
Cos Inc            Common       580645109         973        16,300     Sh            Sole                 16,300
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Medtronic Inc      Common       585055106         855        19,950     Sh            Sole                 19,950
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Merck & Co Inc     Common       589331107       1,953        38,573     Sh            Sole                 38,573
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Microsoft Corp     Common       594918104       1,433        26,202     Sh            Sole                 26,202
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3 M Company        Common       604059105       1,230        10,000     Sh            Sole                 10,000
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Mirant Corp        Common       604675108         160        22,000     Sh            Sole                 22,000
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Morgan Stanley
Dean Witter        Common       617446448         487        11,300     Sh            Sole                 11,300
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Motorola Inc       Common       620076109         788        54,560     Sh            Sole                 54,560
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Oracle Corp        Common       68389X105         424        44,750     Sh            Sole                 44,750
----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc        Common       713448108         674        13,980     Sh            Sole                 13,980
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Pfizer Inc         Common       717081103       3,764       107,545     Sh            Sole                107,545
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris
Cos Inc            Common       718154107         384         8,800     Sh            Sole                  8,800
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Procter &
Gamble Co          Common       742718109       1,885        21,110     Sh            Sole                 21,110
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Royal Dutch        NY Reg.
Pete Co            Gld1.25      780257804         204         3,700     Sh            Sole                      3,700
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SBC
Communications
Inc                Common       78387G103         377        12,365     Sh            Sole                 12,365
----------------------------------------------------------------------------------------------------------------------------------
Schering Plough
Corp               Common       806605101         897        36,456     Sh            Sole                 36,456
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Sonus Networks
Inc                Common       835916107          51        25,000     Sh            Sole                 25,000
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Sprint Corp        Com Fon      852061100         382        36,002     Sh            Sole                 36,002
                   Group
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Sprint Corp        PCS Com      852061506          80        17,800     Sh            Sole                 17,800
                   Ser 1
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Sun
Microsystems Inc   Common       866810104         320        63,870     Sh            Sole                 63,870
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Target Corp        Common       87612E106         840        22,050     Sh            Sole                 22,050
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TEPPCO Partners    UT Ltd       872384102         240         7,500     Sh            Sole                  7,500
LP                 Partner
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Thermo Electron
Corp               Common       883556102         284        17,200     Sh            Sole                 17,200
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Tyco Intl Ltd      Common       902124106         868        64,214     Sh            Sole                 64,214
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Verint Systems     Common       92343X100         113        10,000     Sh            Sole                 10,000
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Verizon
Communications     Common       92343V104         258         6,432     Sh            Sole                  6,432
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VerticalNet Inc    Common       92532L107          35       220,100     Sh            Sole                220,100
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Viacom Inc         CLB          925524308         222         5,000     Sh            Sole                  5,000
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Wal-Mart
Stores Inc         Common       931142103       3,352        60,942     Sh            Sole                 60,942
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Walgreen Co        Common       931422109       1,307        33,832     Sh            Sole                 33,832
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Walt Disney Co     Common       254687106       1,297        68,650     Sh            Sole                 68,650
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Williams Energy
Partners           Common       969491109         251         7,500     Sh            Sole                  7,500
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Wyeth              Common       983024100         542        10,584     Sh            Sole                 10,584
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